Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average	Value of
	Summary	Compensation	Compensation	Compensation	Initial Fixed
	Compensation	Actually	Table Total	Actually Paid	$100 Investment	Net
	Table Total	Paid to	for Non-PEO	to Non-PEO	Based on	Income (in
	to PEO (1)	PEO (1)	NEOs (1)	NEOs (1)	Company TSR (2)	thousands)
Year	($)	($)	($)	($)	($)	($)

2023	851,396	713,961	567,419	522,759	118.55	212
2022	820,768	889,586	597,471	652,170	171.67	3,487
2021	796,459	795,241	567,707	567,547	119.27	11,888

Named Executive Officers, Footnote	The PEO for each year is Kevin J. Roycraft. The non-PEO NEOs for 2022 and 2023 consist of Tracy E. Ohmart, Wade M. Harrison and Greg L. Mills. The non-PEO NEOs for 2021 consist of Tracy E. Ohmart, Sharon C. Davis, Wade M. Harrison and Greg. L. Mills.
PEO Total Compensation Amount	$ 851,396	$ 820,768	$ 796,459
PEO Actually Paid Compensation Amount	$ 713,961	889,586	795,241
Adjustment To PEO Compensation, Footnote
The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs:

	2021		2022		2023
		Average for		Average for		Average for
		Non-PEO		Non-PEO		Non-PEO
	PEO	NEOs	PEO	NEOs	PEO	NEOs
	($)	($)	($)	($)	($)	($)

Deduction for amounts reported
under the “Stock Awards”
column in the Summary
Compensation Table	(74,250)	(60,046)	(87,355)	(64,533)	(247,409)	(115,810)

Increase based on fair value of
awards granted during
applicable year that remain
unvested as of year end,
determined as of year end	55,121	44,578	107,653	79,514	55,790	26,128

Increase/deduction for awards
granted during prior years that
were outstanding and unvested
as of applicable year end,
determined based on change in
fair value from prior year end
to applicable year end	11,456	9,372	42,840	35,320	(44,768)	(34,143)

Increase/deduction for awards
granted during prior years that
vested during applicable year,
determined based on change in
fair value from prior year end
to vesting date	6,456	5,936	5,680	4,398	54,635	44,656

Total Adjustments	(1,217)	(160)	68,818	54,699	(181,752)	(79,169)

Non-PEO NEO Average Total Compensation Amount	$ 567,419	597,471	567,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ 522,759	652,170	567,547
Adjustment to Non-PEO NEO Compensation Footnote
The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the compensation actually paid to the PEO and the average for Non-PEO NEOs:

	2021		2022		2023
		Average for		Average for		Average for
		Non-PEO		Non-PEO		Non-PEO
	PEO	NEOs	PEO	NEOs	PEO	NEOs
	($)	($)	($)	($)	($)	($)

Deduction for amounts reported
under the “Stock Awards”
column in the Summary
Compensation Table	(74,250)	(60,046)	(87,355)	(64,533)	(247,409)	(115,810)

Increase based on fair value of
awards granted during
applicable year that remain
unvested as of year end,
determined as of year end	55,121	44,578	107,653	79,514	55,790	26,128

Increase/deduction for awards
granted during prior years that
were outstanding and unvested
as of applicable year end,
determined based on change in
fair value from prior year end
to applicable year end	11,456	9,372	42,840	35,320	(44,768)	(34,143)

Increase/deduction for awards
granted during prior years that
vested during applicable year,
determined based on change in
fair value from prior year end
to vesting date	6,456	5,936	5,680	4,398	54,635	44,656

Total Adjustments	(1,217)	(160)	68,818	54,699	(181,752)	(79,169)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 118.55	171.67	119.27
Net Income (Loss)	$ 212,000	3,487,000	11,888,000
PEO Name	Kevin J. Roycraft
Additional 402(v) Disclosure	The values disclosed in the Company TSR (or total shareholder return) column represent the measurement period value of an investment of $100 in our common shares as of December 31, 2020, and then valued again, assuming the reinvestment of dividends, on each of December 31, 2021, December 31, 2022 and December 31, 2023.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (181,752)	68,818	(1,217)
PEO | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(247,409)	(87,355)	(74,250)
PEO | Increase Based On Fair Value Of Awards Granted That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	55,790	107,653	55,121
PEO | Increase/Deduction For Awards Granted Based On Change In Fair Value To Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(44,768)	42,840	11,456
PEO | Increase/Deduction For Awards Granted Based On Change In Fair Value To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	54,635	5,680	6,456
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,169)	54,699	(160)
Non-PEO NEO | Deduction For Amounts Reported Under Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(115,810)	(64,533)	(60,046)
Non-PEO NEO | Increase Based On Fair Value Of Awards Granted That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	26,128	79,514	44,578
Non-PEO NEO | Increase/Deduction For Awards Granted Based On Change In Fair Value To Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(34,143)	35,320	9,372
Non-PEO NEO | Increase/Deduction For Awards Granted Based On Change In Fair Value To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 44,656	$ 4,398	$ 5,936